Related parties - Tier 1 capital instruments (Details 3) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CHF (SFr)
Capital transactions
Recorded investment, with a specific allowance	SFr 2,085		SFr 1,610
Qatar Investment Authority (QIA) and The Olayan Group | Tier 1 capital instrument
Capital transactions
Related Party Transaction, Arms Length, Basis of Transactions	Tier 1 capital instruments Beginning in February 2011, the Group entered into agreements with entities affiliated with Qatar Investment Authority (QIA) and The Olayan Group, each of which has significant holdings of Group shares and other Group financial products. The agreements were amended in 2012 and 2013 and, as a result, QIA and The Olayan Group agreed to purchase new tier 1 high-trigger capital instruments (new Tier 1 Capital Notes) in exchange for their holdings of previously issued notes. The following new Tier 1 Capital Notes were outstanding as of December 31, 2016: p USD 1.725 billion 9.5%, held by an affiliate of The Olayan Group; p USD 1.72 billion 9.5%, held by an affiliate of QIA; and p CHF 2.5 billion 9.0%, held by an affiliate of QIA. Under their terms, the new Tier 1 Capital Notes will be converted into Group ordinary shares if the Group's reported CET1 ratio, as determined under Basel Committee on Banking Supervision (BCBS) regulations as of the end of any calendar quarter, falls below 7% (or any lower applicable minimum threshold), unless FINMA, at the Group's request, has agreed on or prior to the publication of the Group's quarterly results that actions, circumstances or events have restored, or will imminently restore, the ratio to above the applicable threshold. The new Tier 1 Capital Notes will also be converted if FINMA determines that conversion is necessary, or that the Group requires public sector capital support, to prevent the Group from becoming insolvent, bankrupt or unable to pay a material amount of the Group's debts, or other similar circumstances. In addition, conversion of the new Tier 1 Capital Notes issued to the entities affiliated with The Olayan Group will be triggered if, in the event of a request by FINMA for an interim report prior to the end of any calendar quarter, the Group's reported CET1 ratio, as of the end of any such interim period, falls below 5%. The conversion price will be the higher of a given floor price per share (subject to customary adjustments) or the daily volume weighted average sales price of the Group's ordinary shares over a five-day period preceding the notice of conversion. The new Tier 1 Capital Notes are deeply subordinated, perpetual and callable by the Group no earlier than 2018 and in certain other circumstances with FINMA approval. Interest, which is payable on the USD 1.725 billion and the USD 1.72 billion new Tier 1 Capital Notes at a fixed rate of 9.5% and on the CHF 2.5 billion new Tier 1 Capital Notes at a fixed rate of 9.0%, will reset after the first call date. Interest payments will generally be discretionary (unless triggered), subject to suspension in certain circumstances and non-cumulative. At the time of the original transaction, the Group determined that this was a material transaction and deemed QIA and The Olayan Group to be related parties of the Group's current Board of Directors member Jassim Bin Hamad J.J. Al Thani and the Group's then Board of Directors member Aziz R.D. Syriani, respectively, for purposes of evaluating the terms and corporate governance of the original transaction. At that time, the Board of Directors (except for Mr. Bin Hamad J.J. Al Thani and Mr. Syriani, who abstained from participating in the determination process) determined that the terms of the original transaction, given its size, the nature of the contingent capital instrument, for which there was no established market, and the terms of the notes issued and held by QIA and The Olayan Group, were fair. As of April 26, 2013, Mr. Syriani retired from the Board and no other person affiliated with The Olayan Group has been elected as a member of the Board of Directors.
Affiliate of The Olayan Group | Tier 1 capital instrument | Tier 1 Capital Instrument, USD
Capital transactions
Subordinated debt | $		$ 1,725
Subordinated debt interest rate	9.50%
Affiliate of Qatar Investment Authority [Member] | Tier 1 capital instrument | Tier 1 Capital Instrument, CHF
Capital transactions
Subordinated debt	SFr 2,500
Subordinated debt interest rate	9.00%
Affiliate of Qatar Investment Authority [Member] | Tier 1 capital instrument | Tier 1 Capital Instrument, USD
Capital transactions
Subordinated debt | $		$ 1,720
Subordinated debt interest rate	9.50%
Bank
Capital transactions
Recorded investment, with a specific allowance	SFr 1,860		SFr 1,362